Borrowings - Loan Facilities Navios Holdings (Details) $ in Thousands	5 Months Ended	10 Months Ended			12 Months Ended
	May 31, 2017 USD ($)	Nov. 03, 2017 USD ($)	Oct. 31, 2016 USD ($)	Oct. 31, 2010 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2010 USD ($)
Debt Instrument [Line Items]
Gain/ (Loss) on bond and debt extinguishment					$ (981)	$ 29,187	$ 0
Repayment of debt					48,600
Payments related to installments for the current year					25,707
Payments related to installments for the next year					7,286
(Repayment of)/proceeds from loan payable to affiliate company					$ (55,132)	50,000	$ 0
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Line of credit facility issuance date					Oct. 29, 2009
Maximum borrowing capacity					$ 817
Repayment frequency					monthly
Repayment installment					$ 6
Amount outstanding					$ 253	321
Fixed interest rate					6.00%
Repayment terms					The loan facility bears interest at a fixed rate of 600 basis points. The loan is repayable in monthly installments of $6 each and the final repayment must occur prior to August 10, 2021.
Navios Logistics Notes Payable
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 41,964
Repayment installments					16
Repayment frequency					semi-annual
Interest Rate					six-month LIBOR
Debt finance costs					$ 5,949
Navios Logistics BBVA Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 25,000
Loan margin percentage					3.25%
Repayment installments					20
Repayment frequency					quarterly
Interest Rate					LIBOR (180 days) plus 325 basis points
One of the secured credit facilities
Debt Instrument [Line Items]
Amount outstanding					$ 17,332
Gain/ (Loss) on bond and debt extinguishment					1,715
Repayment of debt					$ 15,607
Loan Facility Credit Agricole Bank ($40,000) to finance the construction of one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Sep. 30, 2010
Maximum borrowing capacity					$ 40,000
Loan margin percentage					2.75%
Interest rate description					LIBOR plus 275 basis points
Balloon payment on the last repayment date					$ 6,810
Amount outstanding					$ 17,674	18,880
Maturity date					Aug. 31, 2021
Loan Facility Credit Agricole Bank ($40,000) to finance the construction of one newbuilding Capesize vessel | First installment
Debt Instrument [Line Items]
Repayment installments					1
Repayment frequency					quarterly
Repayment installment					$ 2,411
Loan Facility Credit Agricole Bank ($40,000) to finance the construction of one newbuilding Capesize vessel | From 2nd to 9th installment
Debt Instrument [Line Items]
Repayment installments					7
Repayment frequency					semi-annual
Repayment installment					$ 1,205
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Aug. 31, 2011
Maximum borrowing capacity					$ 23,000
Loan margin percentage					2.75%
Interest rate description					LIBOR plus 275 basis points
Balloon payment on the last repayment date					$ 7,264
Amount outstanding					$ 14,074	14,755
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel | First installment
Debt Instrument [Line Items]
Repayment installments					1
Repayment frequency					quarterly
Repayment installment					$ 681
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one Panamax vessel | From 2nd to 10th installment
Debt Instrument [Line Items]
Repayment installments					9
Repayment frequency					semi-annual
Repayment installment					$ 681
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier
Debt Instrument [Line Items]
Line of credit facility issuance date					Dec. 31, 2011
Maximum borrowing capacity					$ 23,000
Loan margin percentage					3.25%
Interest rate description					LIBOR plus 325 basis points
Balloon payment on the last repayment date					$ 7,450
Amount outstanding					$ 14,450	15,150
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier | First installment
Debt Instrument [Line Items]
Repayment installments					1
Repayment frequency					quarterly
Repayment installment					$ 700
Loan Facility Credit Agricole ($23,000) to partially finance the construction of one newbuilding bulk carrier | From 2nd to 10th installment
Debt Instrument [Line Items]
Repayment installments					9
Repayment frequency					semi-annual
Repayment installment					$ 700
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels
Debt Instrument [Line Items]
Line of credit facility issuance date					Dec. 20, 2013
Maximum borrowing capacity					$ 22,500
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Amount outstanding					$ 15,188	16,313
Number Of Loan Tranches					2
Maturity date					Aug. 31, 2021
Debt instrument collateral					1 bulk carrier
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | Tranche A
Debt Instrument [Line Items]
Balloon payment on the last repayment date					$ 2,812
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | Tranche B
Debt Instrument [Line Items]
Balloon payment on the last repayment date					$ 2,812
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | First installment | Tranche A
Debt Instrument [Line Items]
Repayment installments					1
Repayment frequency					quarterly
Repayment installment					$ 563
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | First installment | Tranche B
Debt Instrument [Line Items]
Repayment installments					1
Repayment frequency					quarterly
Repayment installment					$ 1,125
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | From 2nd to 8th installment | Tranche A
Debt Instrument [Line Items]
Repayment installments					7
Repayment frequency					semi-annual
Repayment installment					$ 563
Loan Facility Credit Agricole ($22,500) to finance the acquisition of two Panamax Vessels | From 2nd to 8th installment | Tranche B
Debt Instrument [Line Items]
Repayment installments					7
Repayment frequency					semi-annual
Repayment installment					$ 563
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels
Debt Instrument [Line Items]
Line of credit facility issuance date					Jun. 30, 2009
Maximum borrowing capacity					$ 240,000
Amount outstanding					$ 0	19,857
Number Of Loan Tranches					4
Amount of each tranche					$ 60,000
Number of the cancellated tranches								2
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche A
Debt Instrument [Line Items]
Repayment of debt				$ 53,600
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche B
Debt Instrument [Line Items]
Repayment of debt				$ 54,500
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche C
Debt Instrument [Line Items]
Amount outstanding			$ 15,319
Gain/ (Loss) on bond and debt extinguishment						1,517
Repayment of debt			$ 13,802
Commerzbank A.G. to finance acquisition of one Capesize vessel and construction of three Capesize vessels | Tranche D
Debt Instrument [Line Items]
Amount outstanding	$ 17,322
Gain/ (Loss) on bond and debt extinguishment					$ 1,715
Repayment of debt	$ 15,607
HSH Nordbank A.G. ($15,300) to partially refinance the 4th tranche of the Commerzbank facility
Debt Instrument [Line Items]
Line of credit facility issuance date					May 23, 2017
Maximum borrowing capacity					$ 15,300
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Repayment installments					15
Repayment frequency					quarterly
Repayment installment					$ 383
Balloon payment on the last repayment date					$ 8,798
Loan Facility DVB Bank SE ($72,000)
Debt Instrument [Line Items]
Line of credit facility issuance date					Mar. 23, 2012
Maximum borrowing capacity					$ 42,000
Amount outstanding					$ 50,140	54,540
Number Of Loan Tranches					2
Loan Facility DVB Bank SE ($72,000) | Tranche A
Debt Instrument [Line Items]
Loan margin percentage					2.85%
Interest rate description					LIBOR plus 285 basis points
Repayment installments					9
Repayment frequency					quarterly
Repayment installment					$ 362
Balloon payment on the last repayment date					14,400
Amount of each tranche					$ 26,000
Loan Facility DVB Bank SE ($72,000) | Tranche B
Debt Instrument [Line Items]
Loan margin percentage					3.60%
Interest rate description					LIBOR plus 360 basis points
Repayment installments					10
Repayment frequency					quarterly
Repayment installment					$ 269
Balloon payment on the last repayment date					6,354
Amount of each tranche					$ 16,000
Loan Facility DVB Bank SE ($72,000) | New Tranche June 2014
Debt Instrument [Line Items]
Line of credit facility issuance date					Jun. 27, 2014
Loan margin percentage					2.75%
Interest rate description					LIBOR plus 275 basis points
Repayment installments					10
Repayment frequency					quarterly
Repayment installment					$ 469
Balloon payment on the last repayment date					18,750
Amount of each tranche					$ 30,000
Loan Facility DVB Bank SE ($40,000) to finance the acquisition of four Panamax vessels
Debt Instrument [Line Items]
Line of credit facility issuance date					Sep. 30, 2013
Maximum borrowing capacity					$ 40,000
Loan margin percentage					3.25%
Interest rate description					LIBOR plus 325 basis points
Repayment installments					15
Repayment frequency					quarterly
Repayment installment					$ 730
Balloon payment on the last repayment date					7,302
Amount outstanding					$ 18,254	28,000
Maturity date					Sep. 30, 2021
Debt instrument collateral					1 newbuilding Panamax and 1 newbuilding Capesize vessel
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Jan. 31, 2016
Maximum borrowing capacity					$ 41,000
Loan margin percentage					2.55%
Interest rate description					LIBOR plus 255 basis points
Amount outstanding					$ 33,816	37,293
Number Of Loan Tranches					2
Amount drawn down						39,900
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | Tranche A
Debt Instrument [Line Items]
Balloon payment on the last repayment date					$ 14,760
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | Tranche B
Debt Instrument [Line Items]
Balloon payment on the last repayment date					$ 8,764
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | First installment | Tranche A
Debt Instrument [Line Items]
Repayment installments					1
Repayment frequency					quarterly
Repayment installment					$ 492
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | First installment | Tranche B
Debt Instrument [Line Items]
Repayment installments					1
Repayment frequency					quarterly
Repayment installment					$ 377
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | From 2nd to 17th installment | Tranche A
Debt Instrument [Line Items]
Repayment installments					16
Repayment frequency					quarterly
Repayment installment					$ 369
Loan Facility DVB Bank SE ($41,000) to finance the acquisition of one newbuilding Panamax vessel and one newbuilding Capesize vessel | From 2nd to 17th installment | Tranche B
Debt Instrument [Line Items]
Repayment installments					16
Repayment frequency					quarterly
Repayment installment					$ 220
Alpha Bank A.E. ($31,000) to finance part of the acquisition of a Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Nov. 06, 2014
Maximum borrowing capacity					$ 31,000
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Repayment installments					20
Repayment frequency					quarterly
Repayment installment					$ 450
Balloon payment on the last repayment date					16,600
Amount outstanding					$ 25,600	27,400
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel
Debt Instrument [Line Items]
Line of credit facility issuance date					Nov. 03, 2016
Maximum borrowing capacity					$ 16,125
Loan margin percentage					3.00%
Interest rate description					LIBOR plus 300 basis points
Balloon payment on the last repayment date					$ 10,725
Amount outstanding					$ 16,125	16,125
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel | First 4 installments
Debt Instrument [Line Items]
Repayment installments					4
Repayment frequency					quarterly
Repayment installment					$ 250
Alpha Bank A.E. ($16,125) to refinance one Capesize vessel | From 5th to 21rst installments
Debt Instrument [Line Items]
Repayment installments					16
Repayment frequency					quarterly
Repayment installment					$ 275
Navios Acquisition Loan
Debt Instrument [Line Items]
Line of credit facility issuance date					Sep. 19, 2016
Maximum borrowing capacity					$ 70,000
Amount outstanding					$ 0	51,240
(Repayment of)/proceeds from loan payable to affiliate company		$ (55,132)				$ 50,000
Accrued interest		$ 5,132